Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 31, 2020	May 31, 2020	Aug. 31, 2019	May 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Net Loss Per Share Attributable to Common Stockholders
Net loss	$ (15,371)	$ (13,960)	$ (15,026)	$ (15,903)	$ (29,331)	$ (30,929)	$ (51,365)	$ (56,496)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.47)		$ (2.82)		$ (1.45)	$ (6.02)	$ (9.13)	$ (12.17)
Weighted-average shares used in computing net loss per share	33,029,147		5,336,501		20,277,416	5,141,047	5,626,713	4,641,256